RELATED PARTY TRANSACTIONS AND BALANCES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)
Related party transaction
Amount due from related parties		¥ 16,157		$ 14,180	¥ 98,453
Due to related party		7,653			11,058
Total related party transactions	¥ 70,505	18,750	¥ 19,762
Yibang
Related party transaction
Amount due from related parties		16,157
Yibang | Service fee
Related party transaction
Revenue from related parties	292	593	527
Sheen Star
Related party transaction
Amount due from related parties					37,060
Interest income from related party	2,060
Transfer of investment to a related party			82,785
Accor
Related party transaction
Amount due from related parties					4,052
Accor | Service fee
Related party transaction
Revenue from related parties	4,052
Accor | Brand use fee, reservation fee and other related service fee
Related party transaction
Due to related party					6,019
Expenses with related parties	6,019
Cjia
Related party transaction
Amount due from related parties					50,365
Cjia | Goods sold and service provided
Related party transaction
Revenue from related parties	353
Cjia | Chengjia Hotel Management Co., Ltd.
Related party transaction
Consideration from sale of subsidiary	10,000
Jiyuan
Related party transaction
Amount due from related parties					3,398
Jiyuan | Cash collected
Related party transaction
Due to related party					59
Yechun
Related party transaction
Amount due from related parties					375
Yechun | Cash collected
Related party transaction
Due to related party					1,525
Ctrip
Related party transaction
Amount due from related parties					3,203
Ctrip | Hotel reservation services
Related party transaction
Due to related party		3,332			3,291
Ctrip | Starway acquisition
Related party transaction
Due to related party		4,084
Ctrip | Marketing and training fee
Related party transaction
Revenue from related parties	12,667
Ctrip | Commission expenses
Related party transaction
Expenses with related parties	44,119	17,740	¥ 19,235
Qianya | Service fee
Related party transaction
Due to related party		237			¥ 164
Expenses with related parties	¥ 943	¥ 417